General and administrative expenses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General and Administrative Expenses
Occupancy expenses	SFr 1,090	SFr 964	SFr 1,000
IT, machinery, etc.	1,343	1,174	1,156
Provisions and losses	640	425	698
Travel and entertainment	337	338	321
Professional services	1,712	1,803	2,446
Amortization and impairment of other intangible assets	10	9	9
Other	996	1,085	1,015
General and administrative expenses	6,128	5,798	6,645
Net Periodic Defined Benefits Expense (Reversal of Expense), Excluding Service Cost Component	(204)	(208)	(190)
Bank
General and Administrative Expenses
General and administrative expenses	SFr 7,588	SFr 7,068	SFr 7,413